Segment Data (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Operating (loss) income	$ 1,976	$ (173)	$ (13,833)	$ (4,953)
Accounts receivable net	2,176	888	3,222	(284)
TOTAL ASSETS	120,471		120,013	124,481
Total revenue	34,643	37,557	129,835	151,674
Industrial Staffing Services [Member]
Industrial services revenue	$ 5,111	$ 5,655	$ 17,560	$ 21,710
Industrial services gross margin	45.50%	15.60%	0.217%	0.208%
Operating (loss) income	$ 2,207	$ 281	$ (70)	$ 2,193
Depreciation and amortization	29	69	274	263
Accounts receivable net			2,470	3,660
Intangible asset			17	246
Goodwill			1,084	1,084
TOTAL ASSETS			5,060	4,990
Professional Staffing Services [Member]
Operating (loss) income	1,380	1,562	(3,480)	3,338
Depreciation and amortization	1,088	1,408	5,012	5,672
Accounts receivable net			13,577	17,166
Intangible asset			18,826	23,635
Goodwill			62,359	71,209
TOTAL ASSETS			114,953	119,491
Permanent placement revenue	$ 3,395	$ 4,479	$ 15,309	$ 18,531
Placement services gross margin	100.00%	100.00%	1.00%	1.00%
Professional services revenue	$ 26,137	$ 27,423	$ 96,966	$ 111,433
Professional services gross margin	26.20%	26.40%	0.264%	0.26%
Consolidated [Member]
Operating (loss) income	$ 1,976	$ (173)	$ (13,833)	$ (4,953)
Depreciation and amortization	1,117	1,477	5,286	5,935
Accounts receivable net			16,047	20,826
Intangible asset			18,843	23,881
Goodwill			63,443	72,293
TOTAL ASSETS			120,013	124,481
Total revenue	34,643	37,557	129,835	151,674
Unallocated Expenses [Member]
Corporate administrative expenses	1,218	1,329	8,312	7,964
Corporate facility expenses	82	90	377	332
Stock compensation expense	311	597	1,559	2,186
Board related expenses			35	2
Total unallocated expenses	$ 1,611	$ 2,016	$ 10,283	$ 10,484